INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Summary) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	$ 281,512	$ 784,982
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(37,440)	(40,698)
Net minimum lease payments receivable	244,072	744,284
Estimated residual values of leased property (unguaranteed)	111,121	111,121
Less: unearned income	(53,910)	(173,472)
Total investment in sales-type lease, direct financing lease and leaseback assets	301,283	681,933
Allowance for expected credit losses		(4,390)
Total investment in sales-type lease, direct financing lease and leaseback assets	300,291	677,543
Current portion	41,508	55,420
Long-term portion	258,783	622,123
Investment in sales-type, direct financing leases and leaseback assets
Sale Leaseback Transaction [Line Items]
Allowance for expected credit losses	(992)	(4,390)
Sales-Type Leases And Direct Financing Leases
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	209,368	705,196
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(37,440)	(40,698)
Net minimum lease payments receivable	171,928	664,498
Estimated residual values of leased property (unguaranteed)	79,621	79,621
Less: unearned income	(31,320)	(147,876)
Total investment in sales-type lease, direct financing lease and leaseback assets	220,229	596,243
Allowance for expected credit losses	(810)	(4,141)
Total investment in sales-type lease, direct financing lease and leaseback assets	219,419	592,102
Current portion	31,619	45,888
Long-term portion	187,800	546,214
Leaseback Assets
Sale Leaseback Transaction [Line Items]
Total minimum lease payments to be received	72,144	79,786
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	0	0
Net minimum lease payments receivable	72,144	79,786
Estimated residual values of leased property (unguaranteed)	31,500	31,500
Less: unearned income	(22,590)	(25,596)
Total investment in sales-type lease, direct financing lease and leaseback assets	81,054	85,690
Allowance for expected credit losses	(182)	(249)
Total investment in sales-type lease, direct financing lease and leaseback assets	80,872	85,441
Current portion	9,889	9,532
Long-term portion	$ 70,983	$ 75,909